Noncontrolling Interest - Schedule of Ownership (Details) - AON LLC	3 Months Ended
	Dec. 31, 2023 shares	Sep. 30, 2023 shares
Equity, Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance (in units)	0
Common Units Issued as of Reverse Recapitalization (in units)	34,802,775
Additional Common Units Issued (in units)	191
Repurchases of Common Units (in units)	(14,729)
Common Units Issued (in units)	34,788,237
Series A Preferred Units Issued	6,651,610
Total Units Issued	41,439,847
Ending balance (in units)	41,439,847
Allocation of income to controlling and noncontrolling interests (in percent)	1
Allocation of losses to controlling and noncontrolling interests (in percent)	1
AON Inc.
Equity, Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance (in units)	0
Common Units Issued as of Reverse Recapitalization (in units)	6,692,979
Additional Common Units Issued (in units)	191
Repurchases of Common Units (in units)	(14,729)
Common Units Issued (in units)	6,678,441	6,692,979
Series A Preferred Units Issued	6,651,610
Total Units Issued	13,330,051
Ending balance (in units)	13,330,051
Allocation of income to controlling and noncontrolling interests (in percent)	0.322
Allocation of losses to controlling and noncontrolling interests (in percent)	0.192
Common unit excluded from issuance (in units)		2,839,375
Legacy AON Stockholders
Equity, Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance (in units)	0
Common Units Issued as of Reverse Recapitalization (in units)	28,109,796
Additional Common Units Issued (in units)	0
Repurchases of Common Units (in units)	0
Common Units Issued (in units)	28,109,796
Series A Preferred Units Issued	0
Total Units Issued	28,109,796
Ending balance (in units)	28,109,796
Allocation of income to controlling and noncontrolling interests (in percent)	0.678
Allocation of losses to controlling and noncontrolling interests (in percent)	0.808